Provisions - Summary of Provisions (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Provisions [line items]
Decommissioning liability	$ 129	$ 147	$ 182
Office lease provision	85	101	$ 117
Total	214	248
Current portion	28	27
Long-term portion	186	221
Total	$ 214	$ 248